AB Short Duration Income Portfolio

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 63.7%
Spain – 0.5%
Spain Government Bond 0.80%, 07/30/2027(a)	EUR	356	$353,509

United States – 63.2%
U.S. Treasury Notes 0.625%, 05/15/2030(b)	U.S.$	309	252,206
1.50%, 01/31/2027		499	457,062
2.875%, 08/15/2028(b)		743	714,053
3.00%, 07/31/2024		5,401	5,281,911
3.125%, 11/15/2028		2,933	2,851,953
3.25%, 06/30/2027(c)		2,228	2,186,966
3.375%, 01/31/2028		505	501,923
3.875%, 01/15/2026		12,239	12,225,913
3.875%, 11/30/2027(c)		4,967	5,016,468
3.875%, 12/31/2027		816	823,905
4.125%, 01/31/2025		2,310	2,306,391
4.125%, 10/31/2027		103	104,760
4.25%, 12/31/2024		10,466	10,461,294
4.375%, 10/31/2024		1,750	1,750,000
4.50%, 11/30/2024(c)		2,732	2,739,884

			47,674,689

Total Governments - Treasuries (cost $48,721,325)			48,028,198

CORPORATES - INVESTMENT GRADE – 12.4%
Financial Institutions – 8.7%
Banking – 7.9%
AIB Group PLC 4.263%, 04/10/2025(a)		200	195,774
7.583%, 10/14/2026(a)		209	216,307
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		119	109,327
Banco Santander SA 1.722%, 09/14/2027		200	175,214
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		200	202,772
Barclays PLC 8.00%, 03/15/2029(d)		200	200,586
BNP Paribas SA 6.625%, 03/25/2024(a) (d)		200	196,790
BPCE SA 5.975%, 01/18/2027(a)		250	253,070
Capital One Financial Corp. 5.468%, 02/01/2029		67	67,395
Credit Agricole SA 8.125%, 12/23/2025(a) (d)		200	206,436
Danske Bank A/S 3.244%, 12/20/2025(a)		200	190,672
4.298%, 04/01/2028(a)		200	192,534

	Principal Amount (000)		U.S. $ Value

Deutsche Bank AG/New York NY 1.447%, 04/01/2025	U.S.$	200	$189,100
6.72%, 01/18/2029		156	164,157
Discover Financial Services 6.70%, 11/29/2032		69	73,735
HSBC Holdings PLC 4.041%, 03/13/2028		200	191,826
7.336%, 11/03/2026		200	211,146
Intesa Sanpaolo SpA 7.00%, 11/21/2025(a)		359	370,897
Lloyds Banking Group PLC 2.438%, 02/05/2026		200	188,590
Morgan Stanley 5.123%, 02/01/2029		22	22,238
6.296%, 10/18/2028		279	294,895
PNC Financial Services Group, Inc. (The) Series O 8.492% (LIBOR 3 Month + 3.68%), 05/01/2023(d) (e)		12	12,087
Santander UK Group Holdings PLC 6.833%, 11/21/2026		359	371,400
Skandinaviska Enskilda Banken AB 6.875%, 06/30/2027(a) (d)		200	200,142
Societe Generale SA 6.447%, 01/12/2027(a)		271	277,900
Standard Chartered PLC 6.17%, 01/09/2027(a)		340	348,136
Sumitomo Mitsui Financial Group, Inc. 5.71%, 01/13/2030		271	282,157
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (d)		400	389,000
UBS Group AG 7.00%, 01/31/2024(a) (d)		200	199,138

			5,993,421

Brokerage – 0.4%
Nomura Holdings, Inc. 5.709%, 01/09/2026		272	275,601

Finance – 0.4%
Aircastle Ltd. 2.85%, 01/26/2028(a)		5	4,354
4.125%, 05/01/2024		8	7,832
4.25%, 06/15/2026		2	1,928
4.40%, 09/25/2023		16	15,872
5.00%, 04/01/2023		3	2,995
5.25%, 08/11/2025(a)		52	50,879
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		158	141,541
Synchrony Financial 3.95%, 12/01/2027		57	52,720
4.875%, 06/13/2025		50	49,065

			327,186

			6,596,208

	Principal Amount (000)		U.S. $ Value

Industrial – 3.5%
Basic – 0.2%
Arconic Corp. 6.00%, 05/15/2025(a)	U.S.$	15	$14,925
Glencore Funding LLC 4.875%, 03/12/2029(a)		115	114,685

			129,610

Capital Goods – 0.1%
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		56	57,016

Communications - Media – 0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		46	41,665
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		105	103,631
Netflix, Inc. 4.375%, 11/15/2026		64	63,616
Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	118	135,107

			344,019

Consumer Cyclical - Automotive – 0.2%
Lear Corp. 4.25%, 05/15/2029	U.S.$	150	141,226

Consumer Cyclical - Entertainment – 0.1%
Mattel, Inc. 5.875%, 12/15/2027(a)		102	102,129

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		150	134,248
Sands China Ltd. 5.625%, 08/08/2025		200	197,250

			331,498

Consumer Cyclical - Retailers – 0.2%
AutoNation, Inc. 4.75%, 06/01/2030		150	140,962

Consumer Non-Cyclical – 0.6%
Altria Group, Inc. 3.40%, 05/06/2030		155	137,241
BAT International Finance PLC 4.448%, 03/16/2028		116	111,061
Newell Brands, Inc. 4.45%, 04/01/2026		26	24,698
4.875%, 06/01/2025		7	6,840
6.375%, 09/15/2027		53	53,286
6.625%, 09/15/2029		53	53,730
Philip Morris International, Inc. 5.625%, 11/17/2029		66	68,933

			455,789

	Principal Amount (000)		U.S. $ Value

Energy – 0.6%
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)	U.S.$	41	$40,247
Ecopetrol SA 4.625%, 11/02/2031		15	11,813
5.375%, 06/26/2026		55	52,975
5.875%, 11/02/2051		7	4,839
6.875%, 04/29/2030		45	41,950
8.875%, 01/13/2033		13	13,309
Var Energi ASA 7.50%, 01/15/2028(a)		282	297,104
Western Midstream Operating LP 3.95%, 06/01/2025		2	1,917
4.30%, 02/01/2030		20	18,310

			482,464

Services – 0.3%
Global Payments, Inc. 4.45%, 06/01/2028		216	208,498

Technology – 0.3%
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		112	105,081
Western Digital Corp. 4.75%, 02/15/2026		116	112,043

			217,124

			2,610,335

Utility – 0.2%
Electric – 0.2%
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		200	147,663

Total Corporates - Investment Grade (cost $9,380,969)			9,354,206

CORPORATES - NON-INVESTMENT GRADE – 9.9%
Industrial – 9.1%
Basic – 0.3%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		10	8,540
Kleopatra Finco Sarl 4.25%, 03/01/2026(a)	EUR	100	91,044
Sealed Air Corp. 6.125%, 02/01/2028(a)	U.S.$	27	27,252
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		72	67,177

			194,013

Capital Goods – 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		200	182,568

	Principal Amount (000)		U.S. $ Value

Chart Industries, Inc. 7.50%, 01/01/2030(a)	U.S.$	25	$25,538
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		92	88,589
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		61	60,075
LSB Industries, Inc. 6.25%, 10/15/2028(a)		34	30,637
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	105,760
Triumph Group, Inc. 8.875%, 06/01/2024(a)	U.S.$	89	90,696

			583,863

Communications - Media – 1.1%
AMC Networks, Inc. 4.75%, 08/01/2025		181	153,669
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		26	22,230
5.125%, 05/01/2027(a)		59	56,222
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		60	54,655
CSC Holdings LLC 7.50%, 04/01/2028(a)		200	146,108
DISH DBS Corp. 5.25%, 12/01/2026(a)		178	153,374
5.75%, 12/01/2028(a)		32	26,245
5.875%, 11/15/2024		53	50,044
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		56	49,330
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		85	65,108
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		28	24,890

			801,875

Communications - Telecommunications – 0.0%
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		35	26,729

Consumer Cyclical - Automotive – 0.3%
Jaguar Land Rover Automotive PLC 7.75%, 10/15/2025(a)		217	213,608

Consumer Cyclical - Entertainment – 1.3%
Carnival Corp. 4.00%, 08/01/2028(a)		36	31,033
5.75%, 03/01/2027(a)		62	51,446
10.50%, 02/01/2026(a)		153	159,951
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		29	28,800

	Principal Amount (000)		U.S. $ Value

Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	28	$27,416
NCL Corp. Ltd. 5.875%, 03/15/2026(a)		33	28,544
5.875%, 02/15/2027(a)		268	249,535
8.375%, 02/01/2028(a)		57	57,951
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		42	36,493
5.50%, 08/31/2026(a)		31	27,731
11.50%, 06/01/2025(a)		47	50,429
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		20	20,529
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		12	10,233
13.00%, 05/15/2025(a)		16	16,974
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	11,973
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		226	198,896

			1,007,934

Consumer Cyclical - Other – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		86	76,632
Caesars Entertainment, Inc. 7.00%, 02/15/2030(a)		40	40,761
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		59	55,196
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		85	76,519
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		9	7,801
5.00%, 06/01/2029(a)		45	40,228
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	9,796
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		15	14,755
Travel + Leisure Co. 6.625%, 07/31/2026(a)		20	19,853
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		33	31,168

			372,709

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	15,538
4.375%, 01/15/2028(a)		35	32,305

			47,843

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.8%
Bath & Body Works, Inc. 7.50%, 06/15/2029	U.S.$	64	$64,918
9.375%, 07/01/2025(a)		6	6,425
Dufry One BV 2.50%, 10/15/2024(a)	EUR	100	106,421
eG Global Finance PLC 4.375%, 02/07/2025(a)		144	139,383
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	35	34,413
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		73	61,195
Rite Aid Corp. 7.50%, 07/01/2025(a)		9	5,936
Staples, Inc. 7.50%, 04/15/2026(a)		15	13,317
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		169	135,771

			567,779

Consumer Non-Cyclical – 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		154	153,818
Elanco Animal Health, Inc. 6.40%, 08/28/2028		173	169,950
Embecta Corp. 5.00%, 02/15/2030(a)		34	27,999
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		114	99,664
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		7	6,132
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		39	31,817
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		81	73,357

			562,737

Energy – 0.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		8	8,123
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		33	32,736
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		30	28,082
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		28	26,873

	Principal Amount (000)		U.S. $ Value

Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028	U.S.$	15	$14,524
8.00%, 01/15/2027		21	20,732
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		12	11,670
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		11	11,014
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		75	71,952
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		44	41,800
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		40	38,928
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		25	22,501

			328,935

Services – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		57	54,885
ANGI Group LLC 3.875%, 08/15/2028(a)		260	199,321
APX Group, Inc. 6.75%, 02/15/2027(a)		53	51,959
Block, Inc. 2.75%, 06/01/2026		36	32,730
Garda World Security Corp. 7.75%, 02/15/2028(a)		103	104,347
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		50	34,754
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		78	56,650
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		108	105,102
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		23	20,463
6.25%, 01/15/2028(a)		82	77,760
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		84	85,788
11.25%, 12/15/2027(a)		35	37,098
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		63	55,094

			915,951

Technology – 0.5%
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,589

	Principal Amount (000)		U.S. $ Value

NCR Corp. 5.00%, 10/01/2028(a)	U.S.$	105	$93,399
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		56	52,172
8.25%, 02/01/2028(a)		2	1,923
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		105	63,131
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		214	141,167
Virtusa Corp. 7.125%, 12/15/2028(a)		10	8,402

			402,783

Transportation - Airlines – 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		44	43,151
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		94	89,788
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		134	137,438

			270,377

Transportation - Services – 0.7%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		200	180,058
Avis Budget Finance PLC 4.125%, 11/15/2024(a)	EUR	131	138,114
EC Finance PLC 3.00%, 10/15/2026(a)		100	98,788
Loxam SAS 4.50%, 02/15/2027(a)		100	102,899

			519,859

			6,816,995

Financial Institutions – 0.8%
Banking – 0.4%
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)	U.S.$	35	31,745
7.00%, 01/15/2026(a)		7	6,421
Credit Suisse Group AG 5.25%, 02/11/2027(a) (d)		368	278,252

			316,418

Brokerage – 0.1%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		52	53,734

	Principal Amount (000)		U.S. $ Value

Finance – 0.1%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)	U.S.$	62	$56,533
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		53	24,049

			80,582

REITs – 0.2%
Diversified Healthcare Trust 9.75%, 06/15/2025		167	163,891

			614,625

Utility – 0.0%
Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		25	25,012

Total Corporates - Non-Investment Grade (cost $7,872,399)			7,456,632

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.1%
Risk Share Floating Rate – 5.0%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 6.256% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (e)		1	1,240
Series 2019-1A, Class M2 7.206% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (e)		152	153,066
Series 2019-4A, Class M2 7.356% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (e)		150	145,244
Series 2022-1, Class M1B 6.46% (SOFR + 2.15%), 01/26/2032(a) (e)		193	186,462
Series 2022-2, Class M1A 8.31% (SOFR + 4.00%), 09/27/2032(a) (e)		200	199,999
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 6.806% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (e)		1	869
Series 2019-R03, Class 1M2 6.656% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (e)		2	1,564
Eagle Re Ltd. Series 2021-2, Class M1B 6.36% (SOFR + 2.05%), 04/25/2034(a) (e)		150	148,537

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M3 9.206% (LIBOR 1 Month + 4.70%), 03/25/2028(e)	U.S.$	78	$80,802
Series 2019-DNA4, Class M2 6.456% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (e)		2	2,134
Series 2020-DNA1, Class M2 6.206% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (e)		26	26,152
Series 2021-DNA5, Class M2 5.96% (SOFR + 1.65%), 01/25/2034(a) (e)		62	61,687
Series 2021-DNA6, Class M2 5.81% (SOFR + 1.50%), 10/25/2041(a) (e)		150	143,632
Series 2021-DNA7, Class M1 5.16% (SOFR + 0.85%), 11/25/2041(a) (e)		218	215,011
Series 2021-DNA7, Class M2 6.11% (SOFR + 1.80%), 11/25/2041(a) (e)		225	216,704
Series 2021-HQA4, Class M1 5.26% (SOFR + 0.95%), 12/25/2041(a) (e)		231	221,295
Series 2022-DNA2, Class M1B 6.71% (SOFR + 2.40%), 02/25/2042(a) (e)		144	141,401
Series 2022-HQA1, Class M1B 7.81% (SOFR + 3.50%), 03/25/2042(a) (e)		20	19,962
Series 2022-HQA2, Class M1B 8.31% (SOFR + 4.00%), 07/25/2042(a) (e)		184	187,669
Series 2022-HQA3, Class M1A 6.61% (SOFR + 2.30%), 08/25/2042(a) (e)		136	135,899
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.506% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		17	17,162
Series 2015-C03, Class 1M2 9.506% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		20	21,165
Series 2015-C04, Class 2M2 10.056% (LIBOR 1 Month + 5.55%), 04/25/2028(e)		2	2,479

	Principal Amount (000)		U.S. $ Value

Series 2016-C01, Class 2M2 11.456% (LIBOR 1 Month + 6.95%), 08/25/2028(e)	U.S.$	9	$9,052
Series 2016-C04, Class 1B 14.756% (LIBOR 1 Month + 10.25%), 01/25/2029(e)		119	125,562
Series 2021-R02, Class 2M2 6.31% (SOFR + 2.00%), 11/25/2041(a) (e)		230	217,648
Series 2023-R01, Class 1M1 6.71% (SOFR + 2.40%), 12/25/2042(a) (e)		361	362,787
Home Re Ltd. Series 2020-1, Class M2 9.756% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (e)		150	151,889
Series 2021-1, Class M1B 6.056% (LIBOR 1 Month + 1.55%), 07/25/2033(a) (e)		146	146,024
Oaktown Re II Ltd. Series 2018-1A, Class M1 6.056% (LIBOR 1 Month + 1.55%), 07/25/2028(a) (e)		31	30,970
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 7.267% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (e)		28	27,400
Series 2019-3R, Class A 8.217% (LIBOR 1 Month + 3.70%), 11/27/2031(a) (e)		14	14,070
Radnor Re Ltd. Series 2019-1, Class M1B 6.456% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (e)		96	95,006
Series 2020-1, Class M1C 6.256% (LIBOR 1 Month + 1.75%), 01/25/2030(a) (e)		150	147,245
Traingle Re Ltd. Series 2021-3, Class M1A 6.21% (SOFR + 1.90%), 02/25/2034(a) (e)		110	109,995

			3,767,783

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(f)		72	14,669
Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(f)		117	4,165
Series 2016-26, Class IO 5.00%, 05/25/2046(f)		162	25,065

	Principal Amount (000)		U.S. $ Value

Series 2016-31, Class IO 5.00%, 06/25/2046(f)	U.S.$	215	$34,629
Series 2016-64, Class BI 5.00%, 09/25/2046(f)		27	3,957

			82,485

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 1.641% (6.10% - LIBOR 1 Month), 08/15/2044(e) (g)		89	9,208
Federal National Mortgage Association REMICs Series 2012-17, Class ES 2.044% (6.55% - LIBOR 1 Month), 03/25/2041(e) (g)		72	2,353
Series 2012-17, Class SE 1.444% (5.95% - LIBOR 1 Month), 03/25/2042(e) (g)		65	8,608
Series 2019-25, Class SA 1.544% (6.05% - LIBOR 1 Month), 06/25/2049(e) (g)		44	4,933
Series 2019-42, Class SQ 1.544% (6.05% - LIBOR 1 Month), 08/25/2049(e) (g)		38	4,859

			29,961

Total Collateralized Mortgage Obligations (cost $3,916,540)			3,880,229

MORTGAGE PASS-THROUGHS – 5.0%
Agency Fixed Rate 30-Year – 5.0%
Uniform Mortgage-Backed Security Series 2023 4.50%, 02/01/2053, TBA (cost $3,691,602)		3,805	3,758,757

GOVERNMENTS - SOVEREIGN AGENCIES – 4.8%
Canada – 4.8%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a) (cost $4,043,324)	CAD	5,065	3,641,105

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.2%
Non-Agency Fixed Rate CMBS – 2.7%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	U.S.$	100	63,824
BANK Series 2020-BN28, Class XA 1.764%, 03/15/2063(f)		2,039	202,439
Series 2020-BN29, Class XA 1.338%, 11/15/2053(f)		983	73,143

	Principal Amount (000)		U.S. $ Value

Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.31%, 05/15/2052(f)	U.S.$	962	$58,772
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.46%, 02/15/2050(f)		1,314	60,537
CD Mortgage Trust Series 2016-CD1, Class XA 1.366%, 08/10/2049(f)		1,505	52,380
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.607%, 05/10/2058(f)		82	3,167
Series 2017-C8, Class XA 1.48%, 06/15/2050(f)		276	13,390
Citigroup Commercial Mortgage Trust Series 2017-P7, Class XA 1.11%, 04/14/2050(f)		820	29,343
Commercial Mortgage Trust Series 2012-CR5, Class C 4.421%, 12/10/2045(a)		100	97,030
Series 2014-CR16, Class D 4.926%, 04/10/2047(a)		100	85,530
Series 2016-DC2, Class XA 0.931%, 02/10/2049(f)		2,445	53,773
GS Mortgage Securities Trust Series 2013-GC13, Class D 4.079%, 07/10/2046(a)		100	43,328
Series 2016-GS3, Class XA 1.196%, 10/10/2049(f)		1,288	43,133
Series 2017-GS5, Class XA 0.828%, 03/10/2050(f)		1,417	39,261
Series 2017-GS7, Class XA 1.082%, 08/10/2050(f)		3,279	115,784
Series 2019-GC39, Class XA 1.127%, 05/10/2052(f)		4,639	212,514
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.548%, 08/15/2046(a)		75	32,625
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.797%, 12/15/2047(a)		100	73,445
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	107,925
UBS Commercial Mortgage Trust Series 2012-C1, Class D 6.633%, 05/10/2045(a)		17	15,898
Series 2017-C1, Class XA 1.525%, 06/15/2050(f)		1,050	52,108
Series 2017-C2, Class XA 1.075%, 08/15/2050(f)		2,032	74,820
Series 2018-C14, Class XA 0.91%, 12/15/2051(f)		814	32,394

	Principal Amount (000)		U.S. $ Value

Series 2018-C15, Class XA 0.897%, 12/15/2051(f)	U.S.$	596	$23,863
Series 2019-C18, Class XA 1.02%, 12/15/2052(f)		1,261	57,854
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.324%, 04/10/2046(a)		81	65,822
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.606%, 10/15/2049(f)		794	35,523
Series 2018-C48, Class XA 0.944%, 01/15/2052(f)		782	32,553
Series 2019-C52, Class XA 1.604%, 08/15/2052(f)		934	66,031
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.845%, 06/15/2044(a)		60	54,056
Series 2011-C4, Class E 4.845%, 06/15/2044(a)		25	20,328

			1,992,593

Non-Agency Floating Rate CMBS – 0.5%
BFLD Trust Series 2019-DPLO, Class D 6.299% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (e)		59	57,333
Series 2019-DPLO, Class E 6.699% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (e)		10	9,674
CLNY Trust Series 2019-IKPR, Class D 6.484% (LIBOR 1 Month + 2.02%), 11/15/2038(a) (e)		120	111,885
Great Wolf Trust Series 2019-WOLF, Class D 6.526% (SOFR + 2.05%), 12/15/2036(a) (e)		45	43,419
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 8.709% (LIBOR 1 Month + 4.25%), 05/15/2036(a) (e)		133	119,548
Starwood Retail Property Trust Series 2014-STAR, Class A 5.93% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (e)		89	61,431

			403,290

Total Commercial Mortgage-Backed Securities (cost $2,630,759)			2,395,883

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 3.1%
CLO - Floating Rate – 3.1%
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 7.892% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (e)	U.S.$	250	$231,425
Dryden 98 CLO Ltd. Series 2022-98A, Class D 7.739% (SOFR + 3.10%), 04/20/2035(a) (e)		250	220,578
Galaxy 30 CLO Ltd. Series 2022-30A, Class D 8.008% (SOFR + 3.35%), 04/15/2035(a) (e)		250	227,494
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 8.158% (LIBOR 3 Month + 3.35%), 10/20/2034(a) (e)		250	231,126
Palmer Square CLO Ltd. Series 2021-3A, Class D 7.742% (LIBOR 3 Month + 2.95%), 01/15/2035(a) (e)		250	236,237
PPM CLO 5 Ltd. Series 2021-5A, Class D 7.845% (LIBOR 3 Month + 3.05%), 10/18/2034(a) (e)		250	217,048
Regatta XX Funding Ltd. Series 2021-2A, Class D 7.892% (LIBOR 3 Month + 3.10%), 10/15/2034(a) (e)		250	235,087
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 7.342% (LIBOR 3 Month + 3.10%), 01/20/2035(a) (e)		250	231,697
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.058% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (e)		250	228,972
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 7.958% (LIBOR 3 Month + 3.15%), 01/20/2034(a) (e)		250	239,652

Total Collateralized Loan Obligations (cost $2,485,085)			2,299,316

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 1.4%
Industrial – 1.3%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 8.980% (LIBOR 3 Month + 4.25%), 05/17/2028(h)	U.S.$	100	$80,764
Chariot Buyer LLC 7.820% (LIBOR 1 Month + 3.25%), 11/03/2028(h)		10	9,545

			90,309

Communications - Media – 0.0%
Coral-US Co-Borrower LLC 7.459% (LIBOR 1 Month + 3.00%), 10/15/2029(h)		30	29,775
Univision Communications, Inc. 7.320% (LIBOR 1 Month + 2.75%), 03/15/2024(h)		2	1,651

			31,426

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 9.316% (LIBOR 1 Month + 4.75%), 04/27/2027(h)		40	39,858
Directv Financing, LLC 9.570% (LIBOR 1 Month + 5.00%), 08/02/2027(h)		27	26,145
Zacapa SARL 8.830% (SOFR 3 Month + 4.25%), 03/22/2029(h)		43	42,251

			108,254

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 7.625% (LIBOR 1 Month + 3.00%), 08/25/2028(h)		141	140,683

Consumer Cyclical - Retailers – 0.1%
Restoration Hardware, Inc. 7.911% (SOFR 1 Month + 3.25%), 10/20/2028(h)		60	58,129

Consumer Non-Cyclical – 0.1%
Kronos Acquisition Holdings, Inc. 8.485% (LIBOR 3 Month + 3.75%), 12/22/2026(h)		39	38,047

Energy – 0.3%
GIP II Blue Holding, L.P. 9.230% (LIBOR 3 Month + 4.50%), 09/29/2028(h)		87	86,417
Parkway Generation, LLC 9.430% (SOFR 1 Month + 4.75%), 02/18/2029(h)		119	116,834

			203,251

	Principal Amount (000)			U.S. $ Value

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.068% (LIBOR 3 Month + 6.25%), 10/20/2028(h)	U.S.$	60		$54,882
Rockwood Service Corporation 8.820% (LIBOR 1 Month + 4.25%), 01/23/2027(h)		3		2,995

				57,877

Services – 0.0%
Amentum Government Services Holdings LLC 8.170% (LIBOR 3 Month + 4.00%), 01/29/2027(h) (i)		1		723
8.570% (LIBOR 1 Month + 4.00%), 01/29/2027(h) (i)		2		2,170

				2,893

Technology – 0.3%
Ascend Learning, LLC 10.320% (LIBOR 1 Month + 5.75%), 12/10/2029(h)		30		25,939
Banff Guarantor, Inc. 10.070% (LIBOR 1 Month + 5.50%), 02/27/2026(h) (i)		10		9,400
Boxer Parent Company, Inc. 8.320% (LIBOR 1 Month + 3.75%), 10/02/2025(h)		27		26,314
Endurance International Group Holdings, Inc. 7.884% (LIBOR 1 Month + 3.50%), 02/10/2028(h)		88		82,776
FINThrive Software Intermediate Holdings, Inc. 11.320% (LIBOR 1 Month + 6.75%), 12/17/2029(h) (i)		20		13,675
Loyalty Ventures, Inc. 11.000% (PRIME 3 Month + 3.50%), 11/03/2027(h)		77		29,737
Peraton Corp. 8.320% (LIBOR 1 Month + 3.75%), 02/01/2028(h)		19		19,172
Presidio Holdings, Inc. 8.070% (LIBOR 1 Month + 3.50%), 01/22/2027(h) (i)		0	**	369
8.330% (LIBOR 3 Month + 3.50%), 01/22/2027(h) (i)		9		8,859

				216,241

				947,110

Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.541% (SOFR 6 Month + 4.50%), 12/11/2028(h)		30		29,650

	Principal Amount (000)		U.S. $ Value

Insurance – 0.1%
Cross Financial Corp. 8.625% (LIBOR 1 Month + 4.00%), 09/15/2027(h)	U.S.$	49	$48,718

			78,368

Utility – 0.0%
Electric – 0.0%
Granite Generation LLC 8.320% (LIBOR 1 Month + 3.75%), 11/09/2026(h)		24	23,447

Total Bank Loans (cost $1,135,878)			1,048,925

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 1.1%
Basic – 0.1%
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		28	25,261
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		41	36,096

			61,357

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		115	112,844

Consumer Cyclical - Other – 0.4%
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		300	280,500

Consumer Non-Cyclical – 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		21	20,035

Energy – 0.5%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		248	232,521
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		59	58,734
6.125%, 06/30/2025(a)		23	22,700
6.50%, 06/30/2027(a)		30	29,513

			343,468

Total Emerging Markets - Corporate Bonds (cost $790,051)			818,204

ASSET-BACKED SECURITIES – 1.1%
Autos - Fixed Rate – 1.0%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(a)		11	11,279
Series 2023-1A, Class A 6.61%, 01/22/2030(a)		180	180,032

	Principal Amount (000)			U.S. $ Value

Exeter Automobile Receivables Trust Series 2018-4A, Class E 5.38%, 07/15/2025(a)	U.S.$	115		$114,518
Series 2019-1A, Class E 5.20%, 01/15/2026(a)		40		39,668
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)		180		179,985
United Auto Credit Securitization Trust Series 2023-1, Class A 5.57%, 07/10/2025(a)		180		180,020
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(a)		14		13,941

				719,443

Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 0.389%, 11/15/2044(j)		0	**	34
SoFi Consumer Loan Program Trust Series 2020-1, Class D 2.94%, 01/25/2029(a)		100		97,306

				97,340

Total Asset-Backed Securities (cost $821,795)				816,783

EMERGING MARKETS - SOVEREIGNS – 0.7%
Angola – 0.3%
Angolan Government International Bond 9.50%, 11/12/2025(a)		200		208,750

Ecuador – 0.1%
Ecuador Government International Bond 2.50%, 07/31/2035(a)		21		10,382
5.50%, 07/31/2030(a)		33		21,620

				32,002

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(a)		90		47,604

Ivory Coast – 0.1%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	100		91,049

	Principal Amount (000)		U.S. $ Value

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (k) (l)	U.S.$	16	$1,000

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	100	95,669

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2027(a)	U.S.$	100	21,331

Total Emerging Markets - Sovereigns (cost $705,919)			497,405

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Mexico – 0.3%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		200	183,537
Petroleos Mexicanos 5.35%, 02/12/2028		32	27,840

			211,377

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(j)		200	35,663

Total Quasi-Sovereigns (cost $408,120)			247,040

SHORT-TERM INVESTMENTS – 2.6%
U.S. Treasury Bills – 1.7%
U.S. Treasury Bill Zero Coupon, 07/27/2023 (cost $1,300,698)		1,331	1,300,839

	Shares

Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(m) (n) (o) (cost $668,919)		668,919	668,919

Total Short-Term Investments (cost $1,969,617)			1,969,758

Total Investments – 114.4% (cost $88,573,383)(p)			86,212,441
Other assets less liabilities – (14.4)%			(10,840,672)

Net Assets – 100.0%			$75,371,769

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	9	March 2023	$854,038	$(8,942)
Euro-BOBL Futures	5	March 2023	637,614	12,041
Euro-Schatz Futures	2	March 2023	229,921	2,123
U.S. 10 Yr Ultra Futures	11	March 2023	1,333,234	(19,374)
U.S. T-Note 2 Yr (CBT) Futures	30	March 2023	6,169,453	(5,553)
U.S. T-Note 5 Yr (CBT) Futures	21	March 2023	2,294,086	8,738
U.S. T-Note 10 Yr (CBT) Futures	11	March 2023	1,259,672	(6,289)

				$(17,256)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CAD	4,872	USD	3,641	03/30/2023	$(21,762)
Morgan Stanley Capital Services, Inc.	EUR	1,269	USD	1,340	02/27/2023	(41,717)
State Street Bank & Trust Co.	NZD	78	USD	48	02/02/2023	(2,276)
State Street Bank & Trust Co.	EUR	256	USD	273	02/27/2023	(5,277)
State Street Bank & Trust Co.	USD	131	EUR	120	02/27/2023	14
State Street Bank & Trust Co.	GBP	111	USD	135	03/24/2023	(1,611)
State Street Bank & Trust Co.	NZD	78	USD	50	04/20/2023	(9)

						$(72,638)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.29%	USD	4,360	$146,197	$(95,606)	$241,803
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.29		800	26,572	21,794	4,778
iTraxxx Xover Series 38, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.15	EUR	1,380	59,103	(60,382)	119,485

						$231,872	$(134,194)	$366,066

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CAD	680	05/22/2024	3 Month CDOR	1.985%	Semi-Annual	$(19,964)	$—	$(19,964)
USD	260	05/24/2024	2.206%	3 Month LIBOR	Semi-Annual/ Quarterly	10,184	—	10,184

						$(9,780)	$—	$(9,780)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets,
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	309	$(75,437)	$(108,269)	$32,832
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,509)	(1,561)	52
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,716)	(2,602)	(114)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(2,867)	(2,719)	(148)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16	(3,922)	(3,720)	(202)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	15	$(3,621)	$(1,200)	$(2,421)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(5,431)	(1,790)	(3,641)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	33	(7,996)	(1,926)	(6,070)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	49	(11,919)	(2,850)	(9,069)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	160	(23,286)	(4,802)	(18,484)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,621)	(1,194)	(2,427)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	96	(23,536)	(19,812)	(3,724)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	247	(60,349)	(29,157)	(31,192)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	134	(49,359)	(24,794)	(24,565)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7	(1,811)	(597)	(1,214)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	178	(25,893)	(17,175)	(8,718)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2	(453)	(107)	(346)

						$(303,726)	$(224,275)	$(79,451)

*	Termination date

TOTAL RETURN SWAPS
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Contingent Convertible Liquid Developed Market AT1	1 Day SOFR	Maturity	USD	157	06/20/2023	$6,181

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2023
HSBC Securities (USA), Inc.†	4.40%	—	$9,013,006

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2023.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Governments - Treasuries	$9,013,006	$0	$0	$0	$9,013,006

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $24,541,387 or 32.6% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the SOFR or the LIBOR/SOFR floor rate plus spread at January 31, 2023.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of January 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 0.389%, 11/15/2044	10/09/2019	$36	$34	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/24/2021	200,000	35,663	0.05%

(k)	Non-income producing security.
(l)	Defaulted matured security.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $848,402 and gross unrealized depreciation of investments was $(3,016,222), resulting in net unrealized depreciation of $(2,167,820).

Currency Abbreviations:
CAD – Canadian Dollar
EUR – Euro
GBP – Great British Pound
NZD – New Zealand Dollar
USD – United States Dollar

Glossary:
ABS – Asset-Backed Securities
BOBL – Bundesobligationen
CBT – Chicago Board of Trade
CDOR – Canadian Dealer Offered Rate
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
LIBOR – London Interbank Offered Rate
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits
SOFR – Secured Overnight Financing Rate
TBA – To Be Announced

AB Shot Duration Income Portfolio

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$48,028,198	$—	$48,028,198
Corporates - Investment Grade	—	9,354,206	—	9,354,206
Corporates - Non-Investment Grade	—	7,456,632	—	7,456,632
Collateralized Mortgage Obligations	—	3,880,229	—	3,880,229
Mortgage Pass-Throughs	—	3,758,757	—	3,758,757
Governments - Sovereign Agencies	—	3,641,105	—	3,641,105
Commercial Mortgage-Backed Securities	—	2,395,883	—	2,395,883
Collateralized Loan Obligations	—	2,299,316	—	2,299,316
Bank Loans	—	1,013,729	35,196	1,048,925
Emerging Markets - Corporate Bonds	—	818,204	—	818,204
Asset-Backed Securities	—	816,783	—	816,783
Emerging Markets - Sovereigns	—	497,405	—	497,405
Quasi-Sovereigns	—	247,040	—	247,040
Short-Term Investments:
U.S. Treasury Bills	—	1,300,839	—	1,300,839
Investment Companies	668,919	—	—	668,919

Total Investments in Securities	668,919	85,508,326	35,196	86,212,441
Other Financial Instruments(a):
Assets:
Futures	22,902	—	—	22,902
Forward Currency Exchange Contracts	—	14	—	14
Centrally Cleared Credit Default Swaps	—	231,872	—	231,872
Centrally Cleared Interest Rate Swaps	—	10,184	—	10,184
Total Return Swaps	—	6,181	—	6,181
Liabilities:
Futures	(40,158)	—	—	(40,158)
Forward Currency Exchange Contracts	—	(72,652)	—	(72,652)
Centrally Cleared Interest Rate Swaps	—	(19,964)	—	(19,964)
Credit Default Swaps	—	(303,726)	—	(303,726)
Reverse Repurchase Agreements	(9,013,006)	—	—	(9,013,006)

Total	$(8,361,343)	$85,360,235	$35,196	$77,034,088

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$921	$13,720	$13,972	$669	$8